Courseware (Narrative) (Details) (Courseware [Member], USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012
Courseware [Member]
Finite-Lived Intangible Assets [Line Items]
Courseware costs capitalized	$ 38,823			$ 8,200	$ 6,500	$ 25,300
Amortization	$ 20,212	$ 30,471	$ 45,476	$ 48,094	$ 105,713	$ 141,560